Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Issued capital [Member] CNY (¥)	Issued capital [Member] USD ($)	Preference share [member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] USD ($)	Capital reserves [Member] CNY (¥)	Capital reserves [Member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Foreign currency translation reserve [member] CNY (¥)	Foreign currency translation reserve [member] USD ($)	Performance shares reserves [member] CNY (¥)	Performance shares reserves [member] USD ($)	Reserve of asset classified as held for sale [Member] CNY (¥)	Premium paid for acquisition of non-controlling interests [member] CNY (¥)	Premium paid for acquisition of non-controlling interests [member] USD ($)	Attributable to the equity holders of the parent [Member] CNY (¥)	Attributable to the equity holders of the parent [Member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)	Fair Value [member] CNY (¥)	Fair Value [member] USD ($)
Balance at Dec. 31, 2016	¥ 10,053,654		¥ 2,059,076		¥ 21	¥ 299,144		¥ 30,954		¥ 5,358,037		¥ (43,959)		¥ 20,839		¥ 22,720	¥ (11,160)		¥ 7,735,672		¥ 2,317,982
Statement [LineItems]
Profit for the year	1,319,856									888,809									888,809		431,047
Other comprehensive income for the year, net of tax	(76,523)											(38,980)				(22,720)			(61,700)		(14,823)
Total comprehensive income for the year	1,243,333									888,809		(38,980)				¥ (22,720)			827,109		416,224
Transactions with owners, recorded directly in equity
Shares issued during the year	22,062		22,062																22,062
Dividends declared to non-controlling interests	(98,941)																				(98,941)
Dividends declared and paid	(248,844)									(248,844)									(248,844)
Cost of share-based payments	1,592													1,592					1,592
Exercise of share option	(2,673)													(2,673)					(2,673)
Acquisition of non-controlling interests	(8,279)							(250)									(381)		(631)		(7,648)
Transfer to statutory reserves						1,882				(1,882)
Balance at Dec. 31, 2017	10,961,904		2,081,138		21	301,026		30,704		5,996,120		(82,939)		19,758			(11,541)		8,334,287		2,627,617
Statement [LineItems]
Effect of adoption of IFRS 9	(137,277)																		(104,893)		(32,384)		¥ (104,893)
Profit for the year	974,400									695,266									695,266		279,134
Other comprehensive income for the year, net of tax	81,891											43,724							68,669		13,222		24,945
Total comprehensive income for the year	1,056,291									695,266		43,724							763,935		292,356		24,945
Transactions with owners, recorded directly in equity
Dividends declared to non-controlling interests	(135,905)																				(135,905)
Dividends declared and paid	(597,459)									(597,459)									(597,459)
Transfer to statutory reserves						1,378				(1,378)
Conversion of preference shares					¥ (21)														(21)		21
Balance at Dec. 31, 2018	11,147,554		2,081,138			302,404		30,704		6,092,549		(39,215)		19,758			(11,541)		8,395,849		2,751,705		(79,948)
Statement [LineItems]
Profit for the year	860,700	$ 121,480								604,914		0							604,914		255,786
Other comprehensive income for the year, net of tax	11,517	1,626										3,124							5,455		6,062		2,331
Total comprehensive income for the year	872,217	123,106								604,914		3,124							610,369		261,848		2,331
Transactions with owners, recorded directly in equity
Dividends declared to non-controlling interests	(207,514)																				(207,514)
Dividends declared and paid	(238,758)	(33,699)								(238,758)									(238,758)
Acquisition of non-controlling interests	(114)																69		69		(183)
Transfer to statutory reserves						1,903				(1,903)
Balance at Dec. 31, 2019	¥ 11,573,385	$ 1,633,482	¥ 2,081,138	$ 293,734		¥ 304,307	$ 42,950	¥ 30,704	$ 4,334	¥ 6,456,802	$ 911,321	¥ (36,091)	$ (5,094)	¥ 19,758	$ 2,789		¥ (11,472)	$ (1,619)	¥ 8,767,529	$ 1,237,460	¥ 2,805,856	$ 396,022	¥ (77,617)	$ (10,955)